INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2013	2014

Core technology	$496	$596
Complete technology	73	73
Contract backlogs	336	336
Customer relationship	1,188	1,553
Digital watermarking technology	990	990
Image tracing technology	410	410

	3,493	3,958
Less: accumulated amortization
Core technology	(490)	(502)
Complete technology	(73)	(73)
Contract backlogs	(336)	(336)
Customer relationship	(1,188)	(1,207)
Digital watermarking technology	(990)	(990)
Image tracing technology	(119)	(119)

	(3,196)	(3,227)
Less: impairment loss of image tracing technology	(291)	(291)

	$6	$440